UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Zevin Asset Management LLC
                       Address:           50 Congress Street
	                                Suite 1040
                   	              Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 Chairman
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         August 6, 2012
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   89
Form 13F Information Table Value Total:   187313

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Cra Qualified Investment Fund  MF                              178 15922.4990SH      SOLE               15922.4990
Oppenheimer Intl Bond Fund     MF                              138 22023.7820SH      SOLE               22023.7820
Selected Amer Shares Inc       MF                              277 6584.0490SH       SOLE                6584.0490
TRowe Pr Tax Free Income       MF                              177 17012.8310SH      SOLE               17012.8310
Vanguard GNMA Fund             MF               922031794      487 44098.6350SH      SOLE               44098.6350
Vanguard NY Longterm Exempt Fu MF                              172 14802.5540SH      SOLE               14802.5540
Walden Mid Cap Fund            MF                              158 15000.0000SH      SOLE               15000.0000
Walden Small Cap Innovation Fu MF                              191 11750.0000SH      SOLE               11750.0000
3m Company Com                 COM              88579y101     1028    11470 SH       SOLE                    11470
AT&T Inc                       COM              00206r102     8517   238843 SH       SOLE                   238843
Abbott Laboratories            COM              002824100      435     6753 SH       SOLE                     6753
Airgas Inc.                    COM              009363102     5502    65488 SH       SOLE                    65488
Ametek Inc                     COM                             439     8800 SH       SOLE                     8800
Amgen Inc Com                  COM              031162100      270     3700 SH       SOLE                     3700
Apache Corp                    COM              037411105      227     2586 SH       SOLE                     2586
Apple Inc                      COM              037833100     9366    16038 SH       SOLE                    16038
Aptar Group                    COM              038336103      204     4000 SH       SOLE                     4000
Auto Data Processing           COM              053015103     1426    25625 SH       SOLE                    25625
Bard C R Incorporated          COM              067383109      231     2150 SH       SOLE                     2150
Becton Dickinson & Co          COM              075887109      292     3900 SH       SOLE                     3900
Bemis Co Inc                   COM              081437105     2022    64532 SH       SOLE                    64532
Berkshire Hathawayinc   Del Cl COM              084670702      415     4985 SH       SOLE                     4985
Bp Plc          Spon Adr       COM              055622104      262     6455 SH       SOLE                     6455
Cameron Intl Corp              COM              13342B105      439    10273 SH       SOLE                    10273
CenterPoint Energy Inc.        COM              15189T107     4218   204073 SH       SOLE                   204073
Centrica Plc                   COM              b033f2900      103    20560 SH       SOLE                    20560
Chevron Corporation            COM              166764100     1037     9832 SH       SOLE                     9832
Coca Cola Company              COM              191216100      209     2672 SH       SOLE                     2672
Colgate Palmolive              COM              194162103     2099    20162 SH       SOLE                    20162
Companhia Energ De   Adr       COM              204409601     3900   211712 SH       SOLE                   211712
Companhia sanemento Basico ADR COM              20441a102     3399    44813 SH       SOLE                    44813
Copa Holdings S A Cl A         COM              p31076105     4134    50115 SH       SOLE                    50115
Costco Whsl Corp New           COM              22160K105      520     5476 SH       SOLE                     5476
Cpfl Energia S A Adr           COM              126153105     2960   118440 SH       SOLE                   118440
Cummins Inc.                   COM              231021106     5003    51620 SH       SOLE                    51620
Darden Restaurants Inc         COM              237194105     3188    62974 SH       SOLE                    62974
Digital Realty Trust           COM              253868103     3066    40848 SH       SOLE                    40848
Donaldson Company Inc          COM              257651109      427    12800 SH       SOLE                    12800
Du Pont Ie De Nours            COM              263534109      757    14970 SH       SOLE                    14970
Emerson Elec Co                COM              291011104     6099   130934 SH       SOLE                   130934
Exxon Mobil Corp     Com       COM              30231g102     3351    39166 SH       SOLE                    39166
Fanuc 6954   sedol# 6356934 JP COM              j13440102     3741    23050 SH       SOLE                    23050
Fanuc Ltd Japan                COM              307305102      723    26384 SH       SOLE                    26384
Franklin Res Inc               COM              354613101     1439    12968 SH       SOLE                    12968
General Mills Inc              COM              370334104      518    13445 SH       SOLE                    13445
Grainger Ww Inc.               COM              384802104     4566    23874 SH       SOLE                    23874
Hubbell Inc Cl B Par .01       COM              443510201     2397    30760 SH       SOLE                    30760
Illinois Tool Works Inc        COM              452308109      465     8790 SH       SOLE                     8790
Int'l Business Machines Corp   COM              459200101    12834    65618 SH       SOLE                    65618
Intel Corp                     COM              458140100      206     7725 SH       SOLE                     7725
Johnson And Johnson  Com       COM              478160104     1684    24931 SH       SOLE                    24931
Mc Donalds Corp                COM              580135101      809     9140 SH       SOLE                     9140
Mercadolibre Inc.              COM              58733r102     3926    51795 SH       SOLE                    51795
Merck & Co Inc New             COM              58933y105      315     7540 SH       SOLE                     7540
Microsoft Corp                 COM              594918104      216     7073 SH       SOLE                     7073
Nestle S A Reg B Adr F 1 Adr R COM              641069406      257     4310 SH       SOLE                     4310
Nidec Corp Japan 6640682 Jp    COM              6640682 J     1328    17600 SH       SOLE                    17600
Nike Inc                       COM              654106103      219     2500 SH       SOLE                     2500
Novo-Nordisk A-S Adr F 1 Adr R COM              670100205      233     1600 SH       SOLE                     1600
Novo-Nordisk A/S Sedol# 707752 COM              k7314n152     1307     9025 SH       SOLE                     9025
Pepsico Incorporated           COM              713448108      646     9145 SH       SOLE                     9145
Pfizer Incorporated            COM              717081103      298    12953 SH       SOLE                    12953
Praxair Inc                    COM              74005p104     5958    54792 SH       SOLE                    54792
Procter & Gamble Co            COM              742718109     1315    21463 SH       SOLE                    21463
Range Resources Corp           COM              75281A109      527     8512 SH       SOLE                     8512
Roche Holdings Switzerland     COM              711038901      206     1190 SH       SOLE                     1190
Rock Tenn Co        Cl A       COM              772739207     1924    35266 SH       SOLE                    35266
Rogers Communications  B       COM              775109200     3477    96033 SH       SOLE                    96033
Rogers Communications Toronto  COM              775109200     1169    32805 SH       SOLE                    32805
Rowe T Price Group Inc         COM              74144t108      269     4272 SH       SOLE                     4272
Scottish & Southern Energy PLC COM              0790873gb     5064   232100 SH       SOLE                   232100
Sigma Aldrich Corp             COM              826552101     2541    34375 SH       SOLE                    34375
Singapore Telecom LTD          COM              b02py2901       83    32000 SH       SOLE                    32000
Spectra Energy                 COM              847560109     6927   238363 SH       SOLE                   238363
Statoil Asa Shs                COM              85771p102     3722   156003 SH       SOLE                   156003
Stryker Corp                   COM              863667101      237     4305 SH       SOLE                     4305
Sysco Corp Com                 COM              871829107      489    16400 SH       SOLE                    16400
Telefonica Brasil SA           COM              87936r106     3249   131344 SH       SOLE                   131344
Telstra Ltd sedol 6087289AU    COM              6087289au     9847  2603590 SH       SOLE                  2603590
Tiffany & Co.                  COM              886547108      397     7500 SH       SOLE                     7500
Tjx Cos Inc New                COM              872540109     6989   162809 SH       SOLE                   162809
Unilever N V Ny Shs Newf N Y R COM              904784709      273     8200 SH       SOLE                     8200
Unilever Plc                   COM              904767704      228     6770 SH       SOLE                     6770
Valmont Industries Inc         COM              920253101     2423    20033 SH       SOLE                    20033
Verizon Communications         COM              92343V104      208     4674 SH       SOLE                     4674
Vodafone Grop Plc Sp Adr       COM              92857w209    10698   379645 SH       SOLE                   379645
Wal-Mart Stores Inc            COM              931142103      229     3290 SH       SOLE                     3290
Waters Corp                    COM              941848103     3181    40028 SH       SOLE                    40028
Westpac Banking Spn Adrf Spons COM              961214301      229     2100 SH       SOLE                     2100